CONTENTS

                                                                  Page
         Financial Statements and Highlights
              Statements of Assets and Liabilities.............    2
              Statements of Operations ........................    4
              Statements of Changes in Net Assets..............    6
              Notes to Financial Statements....................    8
              Schedules of Investments
                  International Emerging Markets Portfolio.....   14
                  International Securities Portfolio...........   17
                  International SmallCap Portfolio.............   20
              Financial Highlights.............................   22
         Report of Independent Auditors........................   24
         Federal Income Tax Information........................   26


December 31, 2000


STATEMENTS OF ASSETS AND LIABILITIES

PRINCIPAL INVESTORS FUND, INC.
                                                                           International      International          International
                                                                         Emerging Markets      Securities              SmallCap
                                                                             Portfolio          Portfolio              Portfolio


    Investment in securities -- at cost..............................        $83,860,013       $46,346,114           $14,719,202


    Assets
    Investment in securities -- at value (Note 4)....................        $76,810,660       $49,649,931           $14,854,534
    Cash.............................................................            --                 24,852                22,757
    Receivables:
       Dividends and interest........................................            150,011           112,163                94,977
       Investment securities sold....................................            --                 84,052               --
    Other assets.....................................................            --                    109               --

                                                         Total Assets         76,960,671        49,871,107            14,972,268
    Liabilities
    Accrued expenses.................................................              7,129             3,555                 1,853
    Payables:
       Investment securities purchased...............................            178,479            51,040               --
       Foreign currency contract (Note 7)............................            --                 48,682               --
    Indebtedness (Note 6)............................................            --                675,000               --

                                                    Total Liabilities            185,608           778,277                 1,853


    Net Assets Applicable to Outstanding Shares   ...................        $76,775,063       $49,092,830           $14,970,415



    Net Assets Consist of:
    Capital Stock....................................................        $    82,290       $    36,374           $     9,553
    Additional paid-in capital.......................................         85,468,126        46,583,363            14,936,926
    Accumulated overdistributed net investment income................            (66,352)         (111,220)             (111,480)
    Accumulated undistributed net realized loss from
       investment and foreign currency transactions..................         (1,658,233)         (720,520)              --
    Net unrealized appreciation (depreciation) of investments........         (7,049,353)        3,303,817               135,332
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................             (1,415)            1,016                    84

                                                     Total Net Assets        $76,775,063       $49,092,830           $14,970,415





    Capital Stock (par value: $.01 a share):
    Shares authorized................................................        100,000,000       100,000,000           100,000,000
    Shares issued and outstanding....................................          8,229,020         3,637,415               955,266

    Net Asset Value Per Share  ......................................              $9.33            $13.50                $15.67

See accompaying notes.

Year Ended December 31, 2000

STATEMENTS OF OPERATIONS

PRINCIPAL INVESTORS FUND, INC.
                                                                           International        International          International
                                                                         Emerging Markets        Securities              SmallCap
                                                                             Portfolio            Portfolio              Portfolio


    Net Investment Income
    Income:
       Dividends.......................................................   $  1,588,622        $     847,933         $   1,127,089
       Withholding tax on foreign dividends............................       (168,056)             (81,584)             (131,334)
       Interest........................................................        250,975              148,847               826,527

                                                          Total Income       1,671,541              915,196             1,822,282

    Expenses:
       Management and investment advisory fees (Note 3)   .............      1,332,194              499,201             1,459,880

                                                 Net Investment Income         339,347              415,995               362,402

    Net Realized and Unrealized Gain(Loss) on Investments and Foreign
    Currencies Net realized gain (loss) from:
       Investment transactions.........................................      4,200,045            4,987,368            31,039,145
       Foreign currency transactions...................................       (183,678)             (60,155)             (192,330)
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................    (41,763,090)         (10,037,105)          (45,424,233)
       Translation of assets and liabilities in foreign currencies.....         (6,285)               3,625                 2,433

                                      Net Realized and Unrealized Loss
                                 on Investments and Foreign Currencies     (37,753,008)          (5,106,267)          (14,574,985)


                                           Net Decrease in Net Assets
                                             Resulting from Operations    $(37,413,661)       $  (4,690,272)        $ (14,212,583)

See accompanying notes.


STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL INVESTORS FUND, INC.
                                                                               International                  International
                                                                             Emerging Markets                  Securities
                                                                                 Portfolio                      Portfolio

                                                                            Year            Year            Year          Year
                                                                            Ended          Ended           Ended         Ended
                                                                        December 31,   December 31,    December 31,  December 31,
                                                                            2000           1999            2000          1999
    Operations
    Net investment income (operating loss) ..........................  $     339,347 $      893,349   $     415,995  $  1,409,932
    Net realized gain from investment and foreign
       currency transactions.........................................      4,016,367      1,669,466       4,927,213     4,511,453
    Change in unrealized appreciation/depreciation of investments
       and translation of assets and liabilities in foreign currencies   (41,769,375)    47,792,384     (10,033,480)    7,453,875

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations     (37,413,661)    50,355,199      (4,690,272)   13,375,260



    Dividends and Distributions to Shareholders
    From net investment income ......................................        --            (933,589)       (353,008)   (1,393,762)
    Dividends in excess of net investment income ....................       (828,774)      (733,291)       --             --
    From net realized gain on investments and foreign
       currency transactions.........................................        --            --            (4,333,731)   (5,607,324)
    Excess distribution of net realized gain on investments and
       foreign currency transactions.................................        --            --            (1,133,752)     (662,686)

                                   Total Dividends and Distributions        (828,774)    (1,666,880)     (5,820,491)   (7,663,772)

    Capital Share Transactions (Note 5)
    Shares sold......................................................        --            --               640,575     3,943,130
    Shares issued in reinvestment of dividends
       and distributions.............................................        700,463      1,405,858       3,673,426     4,961,789
    Shares redeemed..................................................    (15,257,652)(a)   --            (6,051,374)   (1,187,600)

                              Net Increase (Decrease) in Net Assets
                                     from Capital Share Transactions     (14,557,189)     1,405,858      (1,737,373)    7,717,319

                                           Total Increase (Decrease)     (52,799,624)    50,094,177     (12,248,136)   13,428,807


    Net Assets
    Beginning of year ...............................................    129,574,687     79,480,510      61,340,966    47,912,159

    End of year (including overdistributed
       net investment income as set forth below) ....................   $ 76,775,063   $129,574,687    $ 49,092,830   $61,340,966



    Overdistributed Net Investment Income    ........................   $    (66,352)  $   (850,091)    $  (111,220)     $(20,992)

    (a)  Includes a redemption in kind of $13,039,501.

See accompanying notes.



STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL INVESTORS FUND, INC.
                                                                                               International
                                                                                                 SmallCap
                                                                                                 Portfolio

                                                                                             Year           Year
                                                                                            Ended          Ended
                                                                                        December 31,     December 31,
                                                                                            2000            1999
    Operations
    Net investment income (operating loss) ..........................                  $     362,402    $    (57,776)
    Net realized gain from investment and foreign
       currency transactions.........................................                     30,846,815      24,982,973
    Change in unrealized appreciation/depreciation of investments
       and translation of assets and liabilities in foreign currencies                   (45,421,800)     46,637,108

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations                     (14,212,583)     71,562,305



    Dividends and Distributions to Shareholders
    From net investment income ......................................                        --              --
    Dividends in excess of net investment income ....................                        --               (6,027)
    From net realized gain on investments and foreign
       currency transactions.........................................                    (15,438,069)    (11,206,022)
    Excess distribution of net realized gain on investments and
       foreign currency transactions.................................                        --              --

                                   Total Dividends and Distributions                     (15,438,069)    (11,212,049)

    Capital Share Transactions (Note 5)
    Shares sold......................................................                        --              --
    Shares issued in reinvestment of dividends
       and distributions.............................................                     15,438,069      11,212,049
    Shares redeemed..................................................                   (125,709,164)        --

                              Net Increase (Decrease) in Net Assets
                                     from Capital Share Transactions                    (110,271,095)     11,212,049

                                           Total Increase (Decrease)                    (139,921,747)     71,562,305


    Net Assets
    Beginning of year ...............................................                    154,892,162      83,329,857

    End of year (including overdistributed
       net investment income as set forth below) ....................                   $ 14,970,415    $154,892,162



    Overdistributed Net Investment Income    ........................                     $ (111,480)    $   --


See accompanying notes.


Principal INVESTORS Fund, Inc.

Note 1 -- Significant Accounting Policies

Principal Investors Fund, Inc. (the "Fund"; formerly known as Principal Special Markets Fund, Inc.) consists of three portfolios (International Emerging Markets Portfolio, International Securities Portfolio and International SmallCap Portfolio; known as the "Portfolios") with a fiscal year end of December 31, presented herein, and 35 funds with a fiscal year end of October 31. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry.

The Portfolios value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each portfolio invests in foreign securities listed on foreign exchanges which trade on days on which a portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each portfolio's net asset value could be significantly affected on days when shareholders do not have access to the portfolio.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Portfolios record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Portfolios record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Dividends and distributions to shareholders of the Portfolios are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, redemptions in kind, sales of Passive Foreign Investment Companies and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. On December 31, 2000, the International Emerging Markets Portfolio and the International SmallCap Portfolio made consent distributions of $1,641,689 and $31,320,185, respectively, to Principal Life Insurance Company. A consent distribution is a theoretical distribution made to shareholders who agree to treat the distribution as an actual distribution. A consent distribution decreases the earnings and profits and increases the paid-in capital of the portfolio.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment
Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The Guide is effective for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each portfolio is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees, computed at an annual percentage rate of each portfolio's average daily net assets, to
Principal Management Corporation and to Invista Capital Management, LLC ("Invista"). Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc. Invista is an indirect, wholly-owned subsidiary of Principal Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to provide investment advisory services in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The annual rate used in this calculation for the Portfolios is as follows:

                                                   Net Asset Value of Portfolio
                                                          (in millions)

                                                First         Next          Over
                                                $250          $250          $500

   International Emerging Markets Portfolio    1.15%        1.05%          .95%
   International Securities Portfolio           .90          .90           .90
   International SmallCap Portfolio            1.00          .90           .80

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following portfolios:

                                                   Year                Year
                                                   Ended               Ended
                                               December 31,        December 31,
                                                   2000                1999

   International Emerging Markets Portfolio     $  68,634            $  69,761
   International Securities Portfolio              55,626               33,250
   International SmallCap Portfolio               102,903              178,716

At December 31, 2000, Principal Life Insurance Company owned shares of the Fund's portfolios as follows:

   International Emerging Markets Portfolio          8,229,020
   International Securities Portfolio                1,816,848
   International SmallCap Portfolio                    955,266

Note 4 -- Investment Transactions

For the year ended December 31, 2000, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Portfolios were as follows:

                                                Purchases            Sales

   International Emerging Markets Portfolio    $115,883,706       $135,283,671
   International Securities Portfolio            54,571,588         60,635,574
   International SmallCap Portfolio             393,142,218        514,229,713


At December 31, 2000, net unrealized appreciation (depreciation) of investments by the Portfolios was composed of the following:

                                                                                             Net Unrealized
                                                  Gross Unrealized                     Appreciation (Depreciation)
                                            Appreciation    (Depreciation)                 of Investments

   International Emerging Markets Portfolio   $7,452,341     $(14,501,694)                   $(7,049,353)
   International Securities Portfolio          7,221,309       (3,917,492)                     3,303,817
   International SmallCap Portfolio            3,710,304       (3,574,972)                       135,332

At December 31, 2000, the Portfolios held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                           Value at          Value as a
                                                                 Date of                 December 31,       Percentage of
                                 Security Description          Acquisition      Cost         2000            Net Assets


   International Emerging Markets Portfolio

                    Agora SA GDR                                2/23/99        $177,281   $    410,054         0.53%

                    Al-Ahram Beverages Co. ADR                  2/4/98          194,250        180,600         0.23
                                                                2/13/98           8,775          7,740         0.01
                                                               11/6/98          171,746        150,930         0.20
                                                               12/14/98         158,600        157,380         0.20
                                                               3/19/99          240,375        193,500         0.25
                                                                 4/1/99         103,667         83,321         0.11
                                                                8/20/99         108,850         90,300         0.12

                    Ceske Radiokomunikace GDR                  6/12/98          183,859        386,007         0.50
                                                               3/23/00          250,040        161,136         0.21

                    Hindalco Industries Ltd. GDR                5/6/99          244,987        205,157         0.27
                                                               5/19/99          180,125        173,848         0.23
                                                                 6/3/99         230,140        233,905         0.30
                                                                3/31/00         361,418        316,088         0.41
                                                                11/3/00         145,770        135,918         0.18

                    State Bank of India GDR                      5/5/99         289,229        221,789         0.29
                                                               3/31/00          368,150        305,006         0.40
                                                               5/25/00           54,450         54,406         0.07

Videsh Sanchar Nigam Ltd. GDR                                  1/13/98           24,970         21,163         0.03
                                                               3/20/98           83,650         67,336         0.09
                                                               4/30/98           10,148          7,888         0.01
                                                               7/30/98           65,250         57,717         0.08
                                                               2/11/99          210,900        219,324         0.29
                                                               5/20/99           95,600         76,956         0.10
                                                                3/1/00          168,775         41,364         0.05
                                                               4/18/00          190,350         86,575         0.11

                                                                                            $4,045,408         5.27%



   International Securities Portfolio

                    Interbrew                                  11/30/00        $146,909   $    177,745         0.36%

The Portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

Note 5 -- Capital Share Transactions

Transactions in Capital Shares by portfolio were as follows:

                                                       International         International       International
                                                         Emerging             Securities           SmallCap
                                                     Markets Portfolio         Portfolio           Portfolio


  Year Ended December 31, 2000:
  Shares sold   .................................            --                  38,282               --
  Shares issued in reinvestment of
   dividends and distributions ..................            52,195             284,376              834,039
  Shares redeemed   .............................        (1,619,561)*          (371,386)          (8,101,884)

                                     Net Decrease        (1,567,366)            (48,728)          (7,267,845)




  Year Ended December 31, 1999:
  Shares sold   .................................            --                 235,392               --
  Shares issued in reinvestment of
   dividends and distributions ..................           112,935             313,912              689,328
  Shares redeemed   .............................            --                 (78,360)              --

                                     Net Increase           112,935             470,944              689,328

  * Includes a redemption in kind of 1,388,658 shares.

Note 6 -- Line of Credit

The Portfolios participate with other funds and accounts managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each calendar quarter. At December 31, 2000, the International Securities Portfolio had an outstanding borrowing of $675,000 at an annual rate of 5.41%. No other Portfolios had outstanding borrowings at December 31, 2000 under the line of credit.

Note 7 -- Foreign Currency Contracts

During the year ended December 31, 2000, certain Portfolios owned forward contracts to sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each portfolio as an unrealized gain or loss. When the contract is closed, each portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each portfolio also records an asset or liability for net foreign currency contracts equal to the amount of consideration that will be received or delivered on settlement date.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of each portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

SCHEDULES OF INVESTMENTS


PRINCIPAL INVESTORS FUND, INC.

International Emerging Markets Portfolio

                                      Shares
                                        Held           Value

Common Stocks (87.05%)

Advertising (0.47%)
   Cheil Communications, Inc.            7,310      $  358,276

Aircraft & Parts (1.57%)
   Embraer Aircraft Corp. ADR           30,296       1,204,266

Beer, Wine & Distilled Beverages (1.00%)
   Hite Brewery Co. Ltd.                26,852         764,168

Beverages (5.58%)
   Al-Ahram Beverages Co. ADR           66,959(a)(b)   863,771
   Beijing Enterprises Holdings        430,000         391,415
   Companhia de Bebidas das Americas    35,033         902,100
   Fomento Economico Mexicano SA ADR    40,576       1,212,208
   Grupo Modelo SA de CV               358,606         918,114
                                                     4,287,608
Blast Furnace & Basic Steel
Products (1.35%)
   Pohang Iron & Steel Co. Ltd. ADR     40,446         629,441
   Tubos de Acero de Mexico SA ADR      28,346         405,348
                                                     1,034,789
Business Credit Institutions (0.66%)
   Cosco Pacific Ltd.                  658,000         510,378

Cable & Other Pay TV Services (0.71%)
   Ceske Radiokomunikace GDR            15,959(a)(b)   547,143

Cement, Hydraulic (0.83%)
   Uniao de Bancos Brasileiros SA GDR   21,532         633,848

Combination Utility Services (0.69%)
   Tenaga Nasional Berhad              174,000         531,158

Commercial Banks (10.32%)
   Alpha Bank SA                        23,220         788,449
   Bank Hapoalim Ltd.                  162,973         472,775
   Bank Sinopac                      1,546,463(a)      666,136
   BOE Ltd.                            407,800         240,801
   Commercial Bank of Greece            10,810         520,051
   Grupo Financiero Banamex            839,477(a)    1,373,425
   H&CB ADR                             55,310       1,254,859
   Malayan Banking Berhad              100,200         355,974
   OTP Bank Rt.                         16,550         929,083
   Overseas Union Bank Ltd.            121,920         569,522
   RMB Holdings Ltd.                         1               2
   Shinhan Bank                         21,200         174,292
   State Bank of India GDR              70,505(b)      581,201
                                                     7,926,570
Communications Equipment (1.58%)
   Comverse Technology, Inc.             6,519(a)      708,126
   Netas Northern Electric
     Telekomunikasyon AS             4,938,000         508,313
                                                     1,216,439
Communications Services, NEC (0.75%)
   Korea Telecom Corp. ADR              18,576(a)   $  575,856

Computer & Data Processing (3.50%)
   Breezecom Ltd.                        9,765(a)      139,761
   Check Point Software Technologies Ltd.12,210(a)   1,630,798
   Infosys Technologies Ltd.             7,501         916,824
                                                     2,687,383
Computer & Office Equipment (1.28%)
   Asustek Computer, Inc.               80,400         241,817
   M-Systems Flash Disk Pioneer Ltd.    32,705(a)      455,826
   Orbotech Ltd. ADR                     7,578(a)      282,754
                                                       980,397
Concrete, Gypsum & Plaster
Products (0.57%)
   Cemex SA CPO                        121,071         434,713

Consumer Products (1.02%)
   British American Tobacco             84,700         780,132

Crude Petroleum & Natural Gas (0.73%)
   Lukoil Holding ADR                    7,996         295,852
   Oao Gazprom ADR                      41,374         263,759
                                                       559,611
Deep Sea Domestic Transportation of
 Freight (0.39%)
   China Shipping Development Co. Ltd.1,970,000(a)     298,029

Department Stores (0.77%)
   Wal-Mart de Mexico SA de CV         296,629(a)      590,263

Drugs (1.04%)
   Ranbaxy Laboratories Ltd. GDR         4,475          72,719
   Teva Pharmaceutical ADR               9,879         723,637
                                                       796,356
Electric Services (3.51%)
   Companhia Paranaense de Enersis ADR 141,010       1,189,772
   Korean Electric Power ADR           100,818       1,033,385
   Rao Unified Energy Systems ADR       57,671         472,902
                                                     2,696,059
Electronic Components &
Accessories (6.35%)
   Ambit Microsystems Corp.             90,838         385,791
   ASE Test Ltd.                        37,575(a)      319,387
   Hon Hai Precision Industry Co. Ltd.  71,000         360,559
   Procomp Informatics Co. Ltd.            680(a)        1,459
   Samsung Electronics                  13,080       1,633,708
   Taiwan Semiconductor Mfg. Co. Ltd.  656,400(a)    1,577,408
   United Microelectronics Corp.       413,000(a)      600,487
                                                     4,878,799
Electronic Distribution
Equipment (0.21%)
   Reltek Semiconductor Corp.           58,800         159,966

Family Clothing Stores (0.44%)
   Giordano International Ltd.         736,000         339,697

Fire, Marine & Casualty
Insurance (0.62%)
   Aksigorta AS                     32,228,190         475,995

Foreign Banks, Branches &
Agencies (0.48%)
   Yapi ve Kredi Bankasi AS         71,341,322(a)   $  367,190

Furniture & Home Furnishing
Stores (1.11%)
   Grupo Elektra SA de CV              579,832         482,765
   Profurn Ltd.                      1,010,800         372,539
                                                       855,304
Gasoline Service Stations (1.91%)
   Petroleo Brasileiro ADR              23,980(a)      605,495
   President Chain Store Corp.         325,920         857,114
                                                     1,462,609
Glass & Glassware, Pressed or
Blown (0.75%)
   Hankuk Electric Glass Co. Ltd.       12,370         572,051

Holding Offices (0.51%)
   The India Fund Inc. ADR              32,593(a)      395,190

Hotels & Motels (0.33%)
   Resorts World Berhad                159,600         254,100

Medical & Dental Laboratories (1.41%)
   Ranbaxy Laboratories Ltd.            75,000       1,080,656

Metal Mining Services (2.06%)
   Billiton PLC                        179,200         674,661
   Compahia Vale do Rio Doce            37,342         909,233
                                                     1,583,894
Miscellaneous Electrical Equipment &
Supplies (0.31%)
   Camtek Ltd.                          32,008(a)      236,059

Miscellaneous Investing (1.58%)
   Banco Latino Americano de
     Exportaciones ADR                  23,559         814,258
   Johnnic Holdings Ltd.                35,900         395,041
                                                     1,209,299
Miscellaneous Metal Ores (1.37%)
   Anglo American Platnum Corp.         22,500       1,049,799

Miscellaneous Textile Goods (0.85%)
   Esprit Holdings Ltd.                766,000         653,072

Newspapers (0.78%)
   Agora SA GDR                         19,083(a)(b)   410,054
   New Straits Times Press Berhad      147,000         187,232
                                                       597,286
Oil & Gas Field Services (1.80%)
   Gulf Indonesia Resources Ltd. ADR    54,969(a)      511,899
   Surgutneftegas ADR                   83,981(a)      873,402
                                                     1,385,301
Paper & Paper Products (0.40%)
   Aracruz Celulose SA ADR              20,349         303,963

Paper Mills (0.93%)
   Sappi Ltd.                           67,300         480,967
   Sappi Ltd. ADR                       32,677         232,824
                                                       713,791
Petroleum Refining (1.77%)
   Sasol Ltd.                          210,300      $1,359,862

Primary Non-Ferrous Metals (1.39%)
   Hindalco Industries Ltd. GDR         67,381(b)    1,064,916

Producers, Orchestras &
Entertainers (1.18%)
   Corporacion Interamericana de
     Entretenimiento SA, Class B       223,844(a)      905,066
   Corporacion Interamericana Rights    56,087               0
                                                       905,066
Radio & Television Broadcasting (1.08%)
   Grupo Televisa SA GDR                18,533(a)      832,827

Real Estate Agents & Managers (2.03%)
   Amoy Properties                     426,000         475,160
   Cheung Kong                          85,000       1,087,033
                                                     1,562,193
Real Estate Operators & Lessors (1.28%)
   Hong Kong Land Holdings Ltd.        363,925         807,913
   SM Prime Holdings, Inc.           1,499,693         173,964
                                                       981,877
Retail Stores (0.87%)
   Cia Brasileira de Distribuicao
     Acucar GDR                         18,365         670,323

Security & Commodity Services (0.43%)
   Hong Kong Exchanges & Clearing Ltd. 144,000         330,466

Telegraph & Other
Communications (0.32%)
   Advanced Info Service Public Co. Ltd.25,000(a)      242,047

Telephone Communication (12.17%)
   Carso Global Telecom, Class A1      103,605(a)      196,244
   China Mobile Ltd.                   398,500(a)    2,176,451
   China Unicom ADR                     24,413(a)      360,092
   Compania Anonima Telefonos de
     Venezuela ADR                      18,196         344,587
   Cosmote Mobile Cummunication         54,800(a)      436,908
   Digi Com Berhad                     141,200(a)      180,587
   Embratel Participacoes SA        35,215,300         406,512
   Global Tele-Systems Ltd.             17,225         295,939
   Hellenic Telecom Organization  SA ADR65,270         473,207
   Hellenic Telecommunication           36,468         538,410
   SK Telecom Co. Ltd. ADR              22,209         523,300
   Telefonos de Mexico SA ADR           48,805       2,202,326
   Telecomunic Brasileiras SA       14,515,000(a)          223
   Tele Norte Leste Participacoes SA38,639,000         634,078
   Videsh Sanchar Nigam Ltd. GDR        45,091(a)(b)   578,323
                                                     9,347,187
Variety Stores (0.59%)
   Hutchison Whampoa Ltd.               36,500         455,086

Vocational Schools (1.42%)
   NIIT Ltd.                            31,920       1,089,301

                           Total Common Stocks      66,828,615

Preferred Stocks (4.91%)

Beverages (0.59%)
   Quilmes Industrial SA ADR            50,831      $  457,479

Commercial Banks (1.57%)
   Banco Itau SA                    12,674,000       1,202,409

Gasoline Service Stations (0.60%)
   Petroleo Brasileiro SA               19,600         460,149

Telephone Communication (2.15%)
   Tele Celular Sul Participacoes SA ADR16,128         421,344
   Tele Norte Leste Participacoes ADR   53,857       1,228,616
                                                     1,649,960

                         Total Preferred Stocks      3,769,997


                                       Principal
                                        Amount          Value


Commercial Paper (8.09%)

Federal & Federally Sponsored
Credit (8.09%)
   Investment in Joint Trading Account,
     Federal Home Loan Mortgage Corp.;
     5.70%; 1/2/2001                $6,215,000      $6,212,048


                         Total Commercial Paper      6,212,048


          Total Portfolio Investments (100.05%)     76,810,660

Liabilities, net of cash and receivables  (-0.05%)     (35,597)

                     Total Net Assets (100.00%)    $76,775,063

(a)Non-income producing security - No dividend paid during the past twelve months.
(b)Restricted Security - See Note 4 to the financial statements.

                    International Emerging Markets Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Argentina                  $  457,479            0.59%
   Brazil                     10,102,009           13.15
   China                         658,121            0.86
   Czech Republic                547,143            0.71
   Egypt                         863,771            1.12
   Greece                      2,757,025            3.59
   Hong Kong                   7,226,672            9.41
   Hungary                       929,083            1.21
   Indonesia                     511,899            0.67
   Israel                      4,054,150            5.28
   India                       6,075,069            7.91
   Korea, Republic of          7,519,336            9.79
   Mexico                      9,553,298           12.44
   Malaysia                    2,289,182            2.98
   Panama                        814,258            1.06
   Philippines                   173,964            0.23
   Poland                        410,054            0.53
   Russia                      1,905,916            2.48
   Singapore                     569,522            0.74
   South Africa                4,131,834            5.38
   Thailand                      242,047            0.31
   Turkey                      1,351,498            1.76
   Taiwan, Province of China   5,170,124            6.73
   United Kingdom                674,661            0.88
   United States               7,477,958            9.74
   Venezuela                     344,587            0.45

                    Total    $76,810,660          100.00%

International Securities Portfolio

                                        Shares
                                         Held           Value

Common Stocks (101.13%)

Advertising (1.07%)
   AEGIS Group PLC                      50,961      $  105,053
   WPP Group PLC                        32,308         421,084
                                                       526,137
Aircraft & Parts (1.63%)
   British Aerospace                    80,030         456,677
   Rolls-Royce PLC                     115,800         344,235
                                                       800,912
Beverages (0.36%)
   Interbrew                             5,100(a)(b)   177,745

Cable & Other Pay TV Services (0.33%)
   United Pan-Europe Communications NV  15,786(a)      161,258

Combination Utility Services (2.37%)
   Alcatel Alsthom                      14,772         839,100
   Vivendi Environnement                 7,431(a)      324,429
                                                     1,163,529
Commercial Banks (6.87%)
   Bank of Ireland                      12,934         128,602
   BNP Paribas                           7,976         700,190
   Deutsche Bank AG NPV                  8,000         675,632
   Dresdner Bank AG                      5,930         258,897
   National Australia Bank Ltd.              1              16
   Nordea AB                           121,279         919,024
   Royal Bank of Canada Montreal, Quebec 7,470         252,894
   San Paolo-IMI SPA                    27,100         438,149
                                                     3,373,404
Communications Equipment (2.26%)
   Canon, Inc.                           6,000         210,158
   Telefonaktiebolaget LM Ericsson,
      Class B                           36,630         417,331
   Nortel Networks Corp.                 8,936         286,746
   Siemens AG                            1,465         194,288
                                                     1,108,523
Communications Services, NEC (0.01%)
   Koninklijke KPN NV                        1               9

Computer & Data Processing
Services (1.25%)
   Cap Gemini SA                         1,292         208,404
   Misys PLC                            41,319         407,368
                                                       615,772
Computer & Office Equipment (1.61%)
   NEC Corp.                            27,000         494,133
   Orbotech Ltd. ADR                     4,194(a)      156,489
   Toshiba Corp.                        21,000         140,490
                                                       791,112
Concrete, Gypsum & Plaster
Products (1.43%)
   Lafarge SA                            5,260         441,018
   RMC Group PLC                        29,500         259,555
                                                       700,573
Crude Petroleum & Natural
Gas (2.83%)
   Total Fina Elf SA                     9,356      $1,391,441

Dairy Products (1.64%)
   Koninklijke Numico NV                 7,989         402,047
   Unilever NV                           6,376         403,485
                                                       805,532
Department Stores (1.81%)
   Kingfisher PLC                       17,245         128,223
   Metro AG                             16,500         759,101
                                                       887,324
Dimension Stone (0.73%)
   Potash Corp. of Saskatchewan, Inc.    4,547         356,087

Drugs (8.63%)
   Aventis SA                           14,554       1,277,654
   Chugai Pharmaceutical Co. Ltd.       16,000         266,200
   Novartis AG                             638       1,127,968
   Rhodia, Inc. SA                      22,760         352,594
   Schering AG                          15,100         856,314
   Takeda Chemical Industries Ltd.       6,000         355,166
                                                     4,235,896
Drugs, Proprietaries & Sundries (1.67%)
   Glaxosmithkline PLC                  29,072(a)      819,917

Electric Services (1.53%)
   Scottish and Southern Energy PLC     23,539         218,008
   Scottish Power PLC                   23,310         184,200
   Tokyo Electric Power Co.             14,000         347,548
                                                       749,756
Electrical Goods (0.68%)
   Matsushita Electric Industrial
       Co., Inc.                        14,000         334,676

Electronic Components &
Accessories (0.39%)
   Samsung Electronics                   1,541         192,473

Electronic Distribution
Equipment (2.25%)
   Koninklijke Philips Electronics NV   23,522         861,749
   Spirent PLC                          26,500         241,473
                                                     1,103,222
Family Clothing Stores (0.48%)
   Fast Retailing Co. Ltd.               1,200         235,166

Fire, Marine & Casualty
Insurance (8.75%)
   Muenchener Rueckversicherungs
     Gesellschaft AG                     3,200       1,153,720
   RAS SPA                              35,400         552,068
   Royal & Sun Alliance Insurance
     Group PLC                          83,400         716,352
   Swiss Reinsurance Co.                   163         390,778
   Zurich Financial Services AG          2,460       1,483,137
                                                     4,296,055
Foreign Bank, Branches &
Agencies (2.45%)
   UBS AG                                7,355       1,200,494

Gas Production &
Distribution (1.75%)
   BG Group PLC                         67,230      $  263,122
   Lattice Group PLC                   123,846(a)      279,352
   OMV AG                                4,060         314,485
                                                       856,959
Groceries & Related Products (1.08%)
   Koninklijke Ahold NV                 16,426         529,913

Heavy Construction, Except
Highway (1.52%)
   Vivendi SA                           11,332         745,837

Holding Offices (1.66%)
   Fortis NV                            25,078         814,682

Industrial Inorganic Chemicals (1.23%)
   Akzo Nobel NV                        11,277         605,632

Intercity & Rural Bus
Transportation (0.27%)
   Deutsch Post AG NPV                   6,244(a)      134,310

Investment Offices (1.64%)
   Amvescap PLC                         39,705         806,635

Life Insurance (5.73%)
   AXA                                   6,032         872,170
   Ergo Versicherungs Gruppe AG          2,690         436,936
   ING Groep NV                         18,814       1,502,893
                                                     2,811,999
Medical Services & Health
Insurance (1.34%)
   Assurances Generales de France (AGF)  9,474         658,240

Miscellaneous Business Services (1.36%)
   Brisa-Auto Estradas de Portugal SA   75,070         669,591

Miscellaneous Food Stores (0.68%)
   Tesco PLC                            82,067         334,982

Miscellaneous Investing (1.79%)
   Investor AB, Class  B                58,650         876,440

Miscellaneous Non-Durable
Goods (2.27%)
   Diageo PLC                           99,764       1,113,981

Miscellaneous Wood Products (0.31%)
   Enso OY                              12,800         151,426

Newspapers (1.86%)
   News Corp. Ltd. ADR                  12,603         406,447
   United Business Media PLC            39,851         506,001
                                                       912,448
Non-Ferrous Rolling & Drawing (0.21%)
   Furukawa  Electric Co. Ltd.           6,000      $  104,816

Oil & Gas Field Services (1.32%)
   Petroleum Geo-Services ASA            9,939(a)      130,739
   Repsol YPF SA                        15,790         252,325
   Shell Transport & Trading Co.        32,430         264,988
                                                       648,052
Paperboard Containers & Boxes (1.18%)
   Buhrmann NV                          21,680         581,145

Petroleum & Petroleum Products (1.00%)
   E.On AG                               8,100         492,810

Petroleum Refining (2.42%)
   BP Amoco PLC                        148,030       1,187,455

Primary Non-Ferrous Metals (0.77%)
   Alcan Aluminium  Ltd.                11,066         378,319

Pulp Mills (0.34%)
   UPM-Kymmene OYJ                       4,800         164,721

Radio & Television Broadcasting (0.64%)
   Carlton Communications PLC           34,727         315,661

Radio, Television & Computer
Stores (0.53%)
   Yamada Denki Co. Ltd.                 3,200         260,875

Railroads (0.53%)
   East Japan Railway Co.                   44         258,143

Sanitary Services (1.34%)
   Suez Lyonnaise des Eaux SA            3,600         657,418

Search & Navigation Equipment (0.54%)
   Marconi PLC                          24,771         265,126

Secondary Non-Ferrous Metals (0.23%)
   Billiton PLC                         29,540         113,847

Security Brokers & Dealers (1.90%)
   Direkt Anlage Bank AG                 6,722(a)      246,140
   Nikko Securities Co. Ltd.            42,000         325,482
   Nomura Securities Co. Ltd.           20,000         359,895
                                                       931,517
Soap, Cleaners & Toilet Goods (1.06%)
   Reckitt Benckiser PLC                37,597         518,941

Sugar & Confectionery Products (2.13%)
   Nestle                                  448(a)    1,045,013

Telephone Communication (7.48%)
   China Mobile (Hong Kong) Ltd.        59,000(a)      322,235
   Colt Telecom Group PLC               16,954(a)      363,933
   Elisa Communications OYJ             10,946         235,656
   Nokia Corp. ADR, Class A             14,085         612,697
   Nokia OYJ                             1,000          44,598
   NTT Corp.                                29         208,993
   NTT Docomo, Inc.                         18         310,508
   Telefonica SA                         2,900(a)   $   47,921
   Telefonica SA ADR                     6,183(a)      309,150
   Vodafone Group PLC                  332,751       1,220,293
                                                     3,675,984

         Total Portfolio Investments (101.13%)      49,649,931

Liabilities, net of cash, receivables and
   other assets (-1.13%)                              (557,101)


                    Total Net Assets (100.00%)     $49,092,830



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted Security - See Note 4 to the financial statements.

                       International Securities Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Austria                    $  314,484            0.63%
   Australia                     406,462            0.82
   Belgium                       177,745            0.36
   Canada                      1,110,976            2.23
   Germany                     5,208,148           10.49
   Spain                         300,247            0.60
   Finland                     1,209,098            2.44
   France                      8,468,497           17.06
   Hong Kong                     322,235            0.65
   Israel                        156,489            0.32
   Italy                         990,216            1.99
   Japan                       4,212,250            8.48
   Korea, Republic of            192,473            0.39
   Netherlands                 5,862,813           11.81
   Norway                        130,739            0.26
   Portugal                      669,591            1.35
   Sweden                      2,212,795            4.46
   Switzerland                 5,247,388           10.57
   United Kingdom             11,985,065           24.14
   United States                 472,220            0.95

                    Total    $49,649,931          100.00%

International SmallCap Portfolio

                                        Shares
                                         Held           Value

Common Stocks (99.23%)

Air Transportation, Scheduled (3.63%)
   West Jet Airlines Ltd.               35,100(a)   $  543,323

Communications Services, NEC (6.58%)
   Eyretel PLC                         794,700(a)      985,313

Computer & Data Processing
Services (12.53%)
   C.REL                               163,000(a)      101,661
   Data Advantage Ltd.                 314,000         985,867
   Tele Atlas BV                        56,400(a)      786,366
   Telindus Group-Strip VVPR            14,000(a)          132
                                                     1,874,026
Construction & Related
Machinery (21.27%)
   Palfinger AG                         29,600         875,430
   Pinguely-Haulotte                    79,340       2,309,262
                                                     3,184,692
Drugs (8.90%)
   Genmab A/S                           57,900(a)    1,332,805

Electric Services (0.01%)
   Energy Developments Ltd.                268           1,891

Electrical Work (8.75%)
   Bracknell Corp.                     234,310(a)    1,310,382

Electronic Components &
Accessories (6.79%)
   Flextronics International Ltd.       35,642(a)    1,015,798

Life Insurance (3.47%)
   Industrial Alliance Life Insurance Co.19,200        519,625

Medical & Dental Laboratories (15.87%)
   Unilabs AG                            2,362       2,375,851

Miscellaneous Electrical Equipment &
Supplies (3.38%)
   Camtek Ltd.                          68,544(a)      505,512

Miscellaneous Primary Metal
Products (0.01%)
   YBM Magnex International, Inc.      107,000(a)          712

Motorcycles, Bicycles & Parts (3.60%)
   Ducati Motor Holding SPA            297,270(a)      538,676

Offices & Clinics of Medical
Doctors (0.80%)
   Quality Healthcare Asia Ltd.        671,100(a)      120,455

Special Industry Machinery (3.64%)
   Techotrans AG                         4,469      $  545,473

          Total Portfolio Investments (99.23%)      14,854,534

Cash and receivables, net of liabilities (0.77%)       115,881

                     Total Net Assets (100.00%)    $14,970,415

(a)Non-income producing security - No dividend paid during the past twelve months.

                        International SmallCap Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value
   Austria                    $  875,430            5.89%
   Australia                     987,758            6.65
   Belgium                           132            0.01
   Canada                      2,374,042           15.98
   Germany                       545,473            3.67
   Denmark                     1,332,805            8.97
   France                      2,309,262           15.56
   Hong Kong                     120,455            0.81
   Israel                        505,512            3.40
   Italy                         538,676            3.63
   Netherlands                   786,366            5.29
   Norway                        101,661            0.68
   Singapore                   1,015,798            6.84
   Switzerland                 2,375,851           15.99
   United Kingdom                985,313            6.63

                    Total    $14,854,534          100.00%

FINANCIAL HIGHLIGHTS

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

Principal INVESTORS Fund, Inc.

INTERNATIONAL EMERGING
MARKETS PORTFOLIO                                                  2000                  1999        1998        1997(a)
Net Asset Value, Beginning of Period...................          $13.23                 $8.21       $10.14       $9.94
Income from Investment Operations:
   Net Investment Income...............................             .01                   .09          .17         .01
   Net Realized and Unrealized Gain (Loss) on Investments         (3.83)                 5.10        (1.91)        .21

                       Total from Investment Operations           (3.82)                 5.19        (1.74)        .22

Less Dividends and Distributions:
   Dividends from Net Investment Income................             --                   (.09)        (.17)       (.02)

   Dividends in Excess of Net Investment Income(b)                 (.08)                 (.08)         --          --
   Distributions from Capital Gains....................             --                     --         (.02)        --

                      Total Dividends and Distributions            (.08)                 (.17)        (.19)       (.02)


Net Asset Value, End of Period.........................          $ 9.33                $13.23        $8.21      $10.14

Total Return...........................................          (29.03)%               63.37%      (17.21)%      1.40%(c)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............         $76,775              $129,575       $79,481     $32,488
   Ratio of Expenses to Average Net Assets.............          1.15%                 1.15%         1.15%        1.15%(d)
   Ratio of Net Investment Income to Average Net Assets          0.29%                  .94%         2.11%         .91%(d)
   Portfolio Turnover Rate.............................         106.0%                107.5%         36.5%        12.3%(d)

INTERNATIONAL SECURITIES PORTFOLIO                                 2000        1999         1998        1997         1996
Net Asset Value, Beginning of Period...................           $16.64      $14.90       $14.45       $13.67      $11.70
Income from Investment Operations:
   Net Investment Income...............................              .12         .40          .24          .24         .31
   Net Realized and Unrealized Gain (Loss) on Investments          (1.53)       3.60         1.12         1.46        2.46

                         Total from Investment Operations          (1.41)       4.00         1.36         1.70        2.77
Less Dividends and Distributions:
   Dividends from Net Investment Income................             (.10)       (.41)        (.23)        (.24)       (.16)

   Dividends in Excess of Net Investment Income(b).....              --          --           --            --        (.07)
   Distributions from Capital Gains....................            (1.29)      (1.66)        (.68)        (.68)       (.57)
   Excess Distributions from Capital Gains(b)..........             (.34)       (.19)         --           --          --

                      Total Dividends and Distributions            (1.73)      (2.26)        (.91)        (.92)       (.80)

Net Asset Value, End of Period.........................           $13.50      $16.64       $14.90       $14.45      $13.67

Total Return...........................................            (7.97)%     27.89%        9.55%       12.55%      24.12%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............           $49,093     $61,341      $47,912      $37,684     $28,161
   Ratio of Expenses to Average Net Assets.............              .90%        .90%         .90%        .90%         .90%
   Ratio of Net Investment Income to Average Net Assets              .75%       2.74%        1.60%       1.73%        1.90%
   Portfolio Turnover Rate.............................            101.0%       71.4%        36.7%       30.8%        25.5%


INTERNATIONAL SMALLCAP PORTFOLIO                                 2000         1999         1998         1997(a)
Net Asset Value, Beginning of Period...................         $18.84       $11.06        $9.97        $9.86
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............            .38         (.01)         .07          .01
   Net Realized and Unrealized Gain (Loss) on Investments        (1.67)        9.25         1.11          .12

                       Total from Investment Operations          (1.29)        9.24         1.18          .13
Less Dividends and Distributions:
   Dividends from Net Investment Income................            --           --          (.07)        (.02)
   Distributions from Capital Gains....................         (1.88)       (1.46)        (.02)         --

                      Total Dividends and Distributions         (1.88)       (1.46)        (.09)        (.02)


Net Asset Value, End of Period.........................         $15.67       $18.84       $11.06        $9.97


Total Return...........................................        (8.39)%       85.93%       11.92%        1.59%(c)


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............        $14,970      $154,892      $83,330      $31,968
   Ratio of Expenses to Average Net Assets.............          1.00%        1.00%        1.00%        1.00%(d)
   Ratio of Net Investment Income (Operating Loss)
     to Average Net Assets.............................           .25%       (.06)%         .78%         .91%(d)
   Portfolio Turnover Rate.............................         310.2%       236.3%        88.5%        30.3%(d)


Notes to Financial Highlights

(a) Period from November 26, 1997, date shares first offered to the public, through December 31, 1997. Net investment income, aggregating $.02 per share for the International Emerging Markets Portfolio and $.01 per share for the International SmallCap Portfolio for the period from the initial purchase of shares on November 17, 1997 through November 25, 1997, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company. Additionally, the portfolios incurred unrealized losses on investments of $.08 per share and $.15 per share respectively, during the interim period. This represents activities of each portfolio prior to the initial offering.

(b) Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

(c)  Total return amounts have not been annualized.

(d)  Computed on an annualized basis.

REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Shareholders
Principal Investors Fund, Inc.:
     International Emerging Markets Portfolio
     International Securities Portfolio
     International SmallCap Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the International Emerging Markets, International Securities and International SmallCap Portfolios of the Principal Investors Fund, Inc. (formerly the Principal Special Markets Fund, Inc.) as of December 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Emerging Markets, International Securities and International SmallCap Portfolios of the Principal Investors Fund, Inc. at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 23, 2001

FEDERAL INCOME TAX INFORMATION

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions shown below. Shareholders should consult a tax advisor on how to report these distributions for state and local purposes.

For  Federal  tax  purposes,   the  Fund   designates  long  term  capital  gain
distributions for the year ended December 31, 2000 as follows:

                                                            Per Share
                                                            Long Term
                                                          Capital Gain
                                                          Distributions

   Principal Investors Fund, Inc.,
    International Securities Portfolio                        $1.6207

   Principal Investors Fund, Inc.,
    International SmallCap Portfolio                           1.5246